Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Summary of accounts receivable

	As of December 31,
	2023			2024
	Discontinued	Continuing		Continuing
	operations	operations	Total	operations
Accounts receivable, gross	70,946	14,969	85,915	12,653
Less: allowance for credit losses (Note 2(j))	(27,729)	(1,434)	(29,163)	(2,633)
Accounts receivable, net	43,217	13,535	56,752	10,020